Segment Reporting (Tables)	6 Months Ended
Jun. 30, 2025
Segment Reporting [Abstract]
Schedule of Significant Expense Categories and Net Loss

The table below summarizes the significant expense categories regularly reviewed by the chief operating decision maker for the period ended June 30, 2025 and December 31, 2024:

	June 30	June 30
	2025	2024
Sales	357,979	282,693
Cost of Sales (*)
Payroll and payroll related	100,632	79,930
Others	244,673	128,067

Research and Development expenses (*)
Payroll and payroll related	697,656	559,121
Material, subcontractors, consultants and other	419,550	97,654

Selling and Marketing expenses (*)
Payroll and payroll related	325,710	203,480
Professional services, tradeshows and others	407,139	311,964

General and Administrative expenses (*)
Payroll and payroll related	229,530	176,915
Professional services and Facility related and other	978,109	939,002

Other segment items: (*)	(749,065)	(187,349)

Net loss	2,295,955	2,026,094

(*)	Excluding share-based payments, change in fair value of derivative warrants liabilities, depreciation, inventory obsolescence expenses, finance income and expenses that are included in other segment items